Document and Entity Information	12 Months Ended
Dec. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	MARSHALL FUNDS INC d/b/a BMO FUNDS
Central Index Key	0000889366
Amendment Flag	false
Document Creation Date	Apr 9, 2013
Document Effective Date	Apr 9, 2013
Prospectus Date	Dec 28, 2012

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MARSHALL FUNDS INC d/b/a BMO FUNDS
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

BMO Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

BMO Short-Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

BMO Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

BMO Aggregate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

BMO TCH Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

BMO TCH Corporate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

BMO Ultra Short Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfibmo_SupplementTextBlock

BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE
Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MARSHALL FUNDS INC d/b/a BMO FUNDS
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 9, 2013